Label	Element	Value
PF ABCIR Prospectus | Pacific Funds Floating Rate Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001137761_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 28, 2018

TO THE PACIFIC FUNDS PROSPECTUS FOR

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

and ADVISOR CLASS SHARES

DATED AUGUST 1, 2018

This supplement revises the Pacific Funds Prospectus for Class A, Class B, Class C, Class I, Class R, and Advisor Class Shares dated August 1, 2018 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds Floating Rate Income
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Pacific Funds Floating Rate Income – In the Principal Investment Strategies subsection, the third paragraph is deleted.

In addition, in the Principal Investment Strategies subsection, the following is added after the end of the current fourth paragraph.

The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.